Net Earnings/(Loss) per Share	12 Months Ended
Dec. 31, 2025
Net Earnings/(Loss) per Share
Net Earnings/(Loss) per Share

20. Net Earnings/(Loss) per Share

Basic and diluted earnings/ (loss) per share have been calculated in accordance with ASC260 for the years ended December 31, 2023, 2024 and 2025:

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income/(loss)	25,944	(587,182)	(246,905)
Net (income)/loss attributable to non-controlling interests	(4,664)	(2,345)	4,604
Net income/(loss) attributable to So-Young International Inc.	21,280	(589,527)	(242,301)

Denominator:
Weighted average number of ordinary shares outstanding, basic	77,646,899	79,384,454	77,863,698
Weighted average number of ordinary shares outstanding, diluted	78,054,950	79,384,454	77,863,698
Net earnings/(loss) per share, basic	0.27	(7.43)	(3.11)
Net earnings/(loss) per share, diluted	0.27	(7.43)	(3.11)
Net earnings/(loss) per ADS, basic	0.21	(5.72)	(2.39)
Net earnings/(loss) per ADS, diluted	0.21	(5.72)	(2.39)

Basic and diluted earnings/(loss) per ordinary share are computed using the weighted average number of ordinary shares outstanding during the year. Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.

The Group did not include certain share options in the computation of diluted net loss per share for the years ended December 31, 2024 and 2025, because those share options were anti-dilutive.